NOTES PAYABLE	12 Months Ended
Dec. 31, 2025
Notes Payable
NOTES PAYABLE

10.	NOTES PAYABLE

2021 Note

On October 1, 2021, we issued a secured, revolving promissory note in an original principal amount of up to $15 million, which was subsequently increased to $20 million, in favor of Meta (as amended to date, the “2021 Note”). The 2021 Note was fully drawn with a principal balance outstanding of $20 million, bears interest at 8% per annum, computed on the basis of a 360-day year. If an event of default has occurred and is continuing, interest on the 2021 Note may accrue at the default rate of 12% per annum.

On August 7, 2023, following the Loan Purchase, Mr. McCabe replaced Meta as the lender and secured party under the 2021 Note but the Company’s obligations under the 2021 Note remain unchanged.

On December 31, 2023, the Company and Mr. McCabe as successor in interest to Meta entered into an amendment to the 2021 Note and an amendment to the Loan Agreement extending the 2021 Note Maturity Date and the Maturity Date.

Loan Agreement

Additionally, we have an aggregate principal balance of $6,589,362 outstanding under the Loan Agreement with Mr. McCabe as successor-in-interest to Meta, which bears interest at a fixed rate of 8% per annum if no event of default exists, and at a fixed rate of 12% per annum if an event of default exists.

On December 31, 2023, the Company and Mr. McCabe entered an amendment to the Loan Agreement extending the maturity date. An amendment to the Loan Agreement entered into on June 30, 2025 includes an automatic renewal provision, and the maturity date of the Loan Agreement is presently extended to March 31, 2026.

The combined balance on the 2021 Note ($15 million) and the Loan Agreement ($6.2 million) as of September 30, 2025, was $21.22 million. As of December 31, 2025, the total accrued and unpaid interest under the 2021 Note and the Loan Agreement was $6.46 million.

December 2022 Note

In connection with the Merger, on December 22, 2022, the Company entered into an additional Note in the principal amount of up to $20 million in favor of Mr. McCabe. Mr. McCabe is the largest shareholder of the Company’s common stock and the chairman of the board of directors of the Company. As of September 30, 2025, the Company had a balance of $22.76 million and accrued and unpaid interest of $2.80 million due under the 2022 Note. An amendment to the 2022 Note entered into on June 30, 2025 includes an automatic renewal provision, and the maturity date of the 2022 Note is presently extended to March 31, 2026. An amendment was entered into on January 7, 2026 to increase the principal amount available for disbursement to the Company from $20 million to up to $25 million.

As of December 31, 2025, Notes Payable – related party includes balances of the 2021 Note and Loan Agreement and the December 2022 Note, as detailed above, totaling $45.85 million, and additional borrowing and adjustment to the December 2022 note during the year ended December 31, 2025 totaling $2,888,000. Included in this amount, was $215,000 advanced by Mr. McCabe for settlement of an account payable.

A portion of the advances from Mr. McCabe are not interest bearing. Imputed interest of $50,000 has been recorded on the -0-% portion of the note for the year ended December 31, 2025.

An amendment to the Notes and Loan Agreement entered into on June 30, 2025 includes an automatic renewal provision to extend for an additional three months at each due date as needed. The maturity date of the Notes and Loan Agreement were extended to March 31, 2026 which are subject to the automatic renewal provisions.

CAPCO Note February 2024

On February 29, 2024, CAPCO Holding, Inc., a Texas corporation (“Capco”), loaned us $2,000,000 under a 12% Secured Promissory Note (the “Capco Note”), which provides, among other things, that the loan will be due in one year, with us having the option to extend the loan by one additional year. The loan will bear interest at the rate of 12% per annum and will be payable in one balloon payment of principal and interest on the maturity date. If we elect to extend the loan for one year, we must pay all accrued interest for that first year, and thereafter, the loan will bear interest at a rate that is mutually agreeable to us and Capco, which rate will not exceed 18% per annum, and will be payable in one balloon payment of principal and interest on the extended maturity date. As part of the transaction, Gregory McCabe, our Chairman and Chief Executive Officer, entered into a Stock Pledge and Security Agreement with Capco under which he pledged 250,000 of his shares of common stock of the Company to secure our obligations under the Capco Note. Further, Mr. McCabe entered into a Subordination Agreement (the “Subordination Agreement”) with Capco and us under which Mr. McCabe agreed to subordinate all of the Company’s indebtedness and obligations owed to Mr. McCabe to the Capco Note, under the terms and conditions of the Subordination Agreement.

The Note was paid in full in August 2025.

The Panther Bridge LLC Note August 2025

On August 20, 2025, the Company entered into and closed a transaction with Panther Bridge, LLC, a Texas limited liability company (“Panther Bridge”), under which Panther Bridge loaned $6,000,000 to the Company. The transaction was effected through a Subscription Agreement that was entered into between the two parties, under which the Company sold to Panther Bridge an 18% Unsecured Promissory Note in the original principal amount of $6,000,000.00 (the “Panther Bridge Note”), along with 3,000,000 shares of Series A Redeemable Preferred Stock, par value of $0.0001 per share (the “Preferred Stock”), and an Assignment of Net Profits Interest and Irrevocable Option to Convert to Working Interest from the ownership in the Panther Prospect of the Company (the “Assignment”). Panther Bridge is managed by Gregory McCabe, Jr., the son of the Company’s Chairman and Chief Executive Officer, Gregory McCabe (“McCabe Sr.”). Neither of the McCabes have any economic interest in Panther Bridge. Panther Bridge has multiple outside investors, none of which are considered related persons to the Company.

The Panther Bridge Note bears interest at the rate of 18% per annum with one balloon payment of principal and interest being due and payable on the maturity date of August 20, 2026. The proceeds of the $6,000,000 loan are to be used to pay off the 12% Secured Promissory Note held by CAPCO Holding, Inc. in the principal amount of $2,000,000, to pay any obligations of the Company for the Panther Prospect, and for general corporate purposes. None of proceeds were used for repayment of any debts owed to McCabe Sr. The Panther Prospect includes approximately 618 gross acres and 618 net acres of land situated in Acadia Parish, Louisiana. The Company has elected to participate as a non-operating working interest owner in the next well drilled on the Panther Prospect. As part of the loan transaction, the Company, Panther Bridge, and McCabe Sr. entered into a Subordination Agreement (the “Subordination Agreement”) under which McCabe Sr. agreed to subordinate all of the Company’s indebtedness and obligations owed to him to the indebtedness under the Panther Bridge Note, under the terms and conditions of the Subordination Agreement. The Panther well was declared to be a dry hole in November 2025.

Also, as part of the loan transaction, the Company issued to Panther Bridge 3,000,000 shares of newly designated Series A Redeemable Preferred Stock. Reference Note 7. The designation, voting and other powers, preferences and relative, participating, optional or other rights of the shares of such series and the qualifications, limitations and restrictions of the Preferred Stock are set forth in a Certificate of Designations filed with the Secretary of State of Nevada. The holders of the Preferred Stock have no voting rights. At the Company’s option, it may redeem the Preferred Stock, in whole or from time to time in part, on any business day after the date of issuance, at a per share redemption price equal to $1.00 plus all accrued and unpaid dividends on such share, if any. The Preferred Stock begins accruing dividends on the first anniversary of the issuance date, August 20, 2026, at the rate of 18% per annum of the per share redemption/liquidation price ($1.00 plus all unpaid dividends on such share). Additionally, there are restrictions on the Company declaring or making any distribution on common stock while there are any accrued and unpaid dividends owed to holders of Preferred Stock. Holders of the Preferred Stock also have certain rights upon liquidation, dissolution or winding up of the Company or upon a change or control of the Company. Specifically, in the event of any liquidation, dissolution or winding up, holders of the Preferred stock will have liquidation preference over holders of common stock.

Also, as part of the loan transaction, the Company granted to Panther Bridge an Assignment of Net Profits Interest and Irrevocable Option to Convert to Working Interest from the ownership in the Panther Prospect of the Company. Under the Assignment, the Company conveyed to Panther Bridge a 1/8th (12.50%) of 8/8ths Net Profits Interest (as defined below) in and to all the Company’s interests in the oil, gas and mineral leases and any future wells drilled thereon as described in “Annex A” to the Assignment (which the Company refers to as the Panther Prospect). The Assignment defines “Net Profits Interest” as the gross proceeds actually received by the Company from the sale of oil, gas, and other hydrocarbons produced and saved from the subject leases, less certain allowable costs, including actual and reasonable costs, expenses, and charges attributable to the subject leases that fall into certain categories (as further set forth in the Assignment). Panther Bridge also has the irrevocable one-time option, at any time, to convert any portion of the Net Profits Interest conveyed under the Assignment from a net profits interest to an undivided working interest of equal percentage to the amount of the Net Profits Interest converted, in the properties described in the Assignment.

As of December 31, 2025 accrued and unpaid interest on the Panther Bridge note was $403,945.